                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07111

             Morgan Stanley Insured California Municipal Securities
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                               Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: October 31, 2007

Date of reporting period: October 31, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Insured California Municipal Securities performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Trust's financial statements and a list of Trust investments.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE TRUST IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND, THEREFORE, THE VALUE OF THE TRUST'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

INCOME EARNED BY CERTAIN SECURITIES IN THE PORTFOLIO MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

FUND REPORT

For the year ended October 31, 2007

MARKET CONDITIONS


Fears stemming from a residential housing downturn persisted throughout the 12-month period, hitting a peak late in the second quarter of 2007. Confronted with increasing delinquency rates on subprime loans, high-profile hedge fund collapses, and a series of subprime mortgage related credit downgrades, markets responded severely. The impact was exacerbated by an influx of forced sellers looking to liquidate assets to help meet margin calls and capital withdrawals, and a flight to quality ensued. This brought on greater concern about the impact on the financial markets, the financial system, and the broader economy, especially with regard to the effect on mortgage securities and mortgage lenders.

In an effort to help ease the credit and liquidity crunch, the Federal Open Market Committee (the "Fed") elected to cut the target federal funds by 50 basis points in September and another 25 basis points in October, bringing the benchmark overnight rate to 4.50 percent. At each of these meetings the Fed acknowledged that while some upward pressure on inflation remained, the housing correction could potentially intensify and restrain growth. However, at the October meeting, they also noted that the upside risk to inflation roughly balanced the downside risk to growth, setting expectations for no further cuts in the target rate.

Throughout the 12-month period, U.S. Treasury yields fluctuated, with the yield curve beginning the period relatively flat and ending the period steep. As the yield curve steepened, shorter dated U.S. Treasury yields experienced the greatest decline, while longer dated yields rose slightly. Overall, municipal bond yields ended the period higher, but most of the yield increases occurred in the intermediate to long maturity portion of the yield curve, while yields on the front end of the curve declined. As a result, the curve steepened and the spread between two-year and 30-year maturities widened to about 100 basis points. For the one-year period, municipal bonds underperformed Treasury securities.

So far, 2007 has been shaping up to be record breaking year for new issuance in the municipal market, with the majority of it occurring in the development sector. California and New York continued to lead the nation in new issuance of municipal bonds. The State of California's $6.1 billion projected budget shortfall jumped to $10 billion in October, due mainly to the downturn in the state's real estate market and a weaker economy. Despite these challenges, California investment pools have been mostly unaffected due to their conservative investment strategy. Additionally, the credit quality of public and private higher education institutions in the state has been improving.

PERFORMANCE ANALYSIS


For the 12-month period ended October 31, 2007, the net asset value (NAV) of Morgan Stanley Insured California Municipal Securities (ICS) decreased from $15.15 to $14.86 per share. Based on this change plus reinvestment of tax-free dividends totaling $0.6025 per share and a long-term capital gain distribution of $0.040983 per share, the Trust's total NAV return was 2.58 percent. ICS's value on the New York Stock Exchange (NYSE) moved from $14.06 to $14.19 per share during the same period. Based on this change plus reinvestment of dividends and distributions, the Trust's total market return was 5.54 percent. ICS's NYSE market price was at a 4.51 percent discount to its NAV. During the fiscal period, the Trust purchased and retired 39,900 shares of common stock at a weighted average market discount of 5.59 percent. Past performance is no guarantee of future results.

Monthly dividends for the fourth quarter of 2007, declared in September, increased from $0.05 to $0.0525 per share. The dividend reflects the current level of the Trust's net investment income. ICS's level of undistributed net investment income was $0.117 per share on October 31, 2007 versus $0.107 per share 12 months earlier.(1)

Throughout the 12-month period, the Trust maintained a lower interest rate sensitivity (as measured by duration*), which was implemented through the use of a U.S. Treasury futures hedge and a Bond Market Association (BMA) interest rate swap. This defensive positioning benefited performance when rates were rising. However, in the last months of the period, as yields at the long end of the curve declined and the overall spread between short- and long-dated issues narrowed, this positioning detracted from relative performance.

With regard to yield-curve positioning, we focused on the long end of the yield curve in an effort to capture more attractive yields. This strategy was also beneficial early in the period, but hindered overall performance as Fed easing in the latter months pushed short-term rates lower, causing the short end of the curve to outperform the long end for the overall period.

In terms of the Trust's sector positioning, an overweight to the hospital/life care sector hindered returns. Over the course of the period, the performance of this sector waned as spreads widened. Security selection in the tobacco and health care sectors also hindered performance.

Conversely, an overweight to the public utility sector, particularly water and sewer bonds, was additive to performance. The flight to quality that took place during the period helped boost the performance of the more solid infrastructure sectors such as utilities and the Trust's holdings there enhanced returns. The Trust's overall emphasis on higher quality securities was also beneficial, particularly in the latter months of the period when the higher rated segment of the market outperformed lower rated bonds.

The Trust's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

----------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Trust in the future.

(1) Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, trusts with shorter durations perform better in rising-interest-rate environments, while trusts with longer durations perform better when rates decline.

   TOP FIVE SECTORS
   Water & Sewer                                       16.2%
   General Obligation                                  16.0
   Refunded                                            15.4
   Appropriation                                       13.9
   Public Power                                        10.6

   LONG-TERM CREDIT ENHANCEMENTS
   FGIC                                                30.8%
   FSA                                                 30.1%
   MBIA                                                21.1
   AMBAC                                               15.8
   US Gov't Backed                                      2.2

Data as of October 31, 2007. Subject to change daily. All percentages for top five sectors are as a percentage of total investments. All percentages for long-term credit enhancements are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION
ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY TRUST PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE TRUST'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO TRUST SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY TRUST ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE TRUST'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, K HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

DISTRIBUTION BY MATURITY
(% of Long-Term Portfolio) As of October 31, 2007


WEIGHTED AVERAGE MATURITY: 19 YEARS (A)

0-5                                                                                9
6-10                                                                               2
11-15                                                                             17
16-20                                                                             20
21-25                                                                             34
26-30                                                                             16
31+                                                                                2

      (a) Where applicable maturities reflect mandatory tenders, puts and call dates.

           Portfolio structure is subject to change.

CALL AND COST (BOOK) YIELD STRUCTURE
(Based on Long-Term Portfolio) As of October 31, 2007


YEARS BONDS CALLABLE -- WEIGHTED AVERAGE CALL PROTECTION: 7 YEARS

2008(a)                                                                            2.00
2009                                                                             0.00(b)
2010                                                                               2.00
2011                                                                              17.00
2012                                                                              10.00
2013                                                                              18.00
2014                                                                              16.00
2015                                                                              16.00
2016                                                                               7.00
2017+                                                                             12.00

COST (BOOK) YIELD(C) -- WEIGHTED AVERAGE BOOK YIELD: 4.9%

2008(b)                                                                          5.40
2009                                                                             5.90
2010                                                                             5.60
2011                                                                             5.20
2012                                                                             5.20
2013                                                                             4.80
2014                                                                             4.90
2015                                                                             4.60
2016                                                                             4.60
2017+                                                                            4.80

(a)  May include issues initially callable in previous years.

(b)  Less than 1%.

(c) Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Trust's operating expenses. For example, the Trust is earning a book yield of 5.4% on 2% of the long-term portfolio that is callable in 2008.

     Portfolio structure is subject to change.

Morgan Stanley Insured California Municipal Securities
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2007

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE        VALUE
---------------------------------------------------------------------------------------------------------
            Tax-Exempt Municipal Bonds (94.3%)
            California (92.2%)
 $2,000     Anaheim Public Financing Authority, Distribution Electric
              Ser 2007-A (MBIA Insd)...................................  4.50 %   10/01/37   $ 1,925,140
  1,000     Anaheim Public Financing Authority, Generation Refg Ser
              2002-B (FSA Insd)........................................  5.25     10/01/18     1,065,130
  2,000     California Department of Veterans Affairs, Home Purchase
              2002 Ser A (AMBAC Insd)..................................  5.35     12/01/27     2,096,800
  1,500     California Department of Water Resources, Central Valley
              Ser Y (FGIC Insd)........................................  5.25     12/01/19     1,602,615
  2,000     California Infrastructure & Economic Development Bank, Bay
              Area Toll Bridges Seismic Retrofit First Lien Ser 2003 A
              (FGIC Insd) (ETM)........................................  5.00     07/01/29     2,180,321
  1,000     California, Ser 2007 (MBIA Insd)...........................  4.25     08/01/33       924,000
  1,000     California State University, Ser 2005 A (AMBAC Insd).......  5.00     11/01/35     1,031,210
    505     California, Various Purposes Dtd 03/01/94 (FSA Insd).......  5.50     03/01/20       508,045
    400     California, Veterans Ser BH (AMT) (FSA Insd)...............  5.40     12/01/16       409,964
  1,000     Capistrano Unified School District, Community Facilities
              District #98-2 Ladera Ser 2005 (FGIC Insd)...............  5.00     09/01/29     1,037,660
  2,000     East Bay Municipal Utility District, Water Ser 2001 (MBIA
              Insd)....................................................  5.00     06/01/26     2,106,700
  1,000     Golden State Tobacco Securitization Corporation, Enhanced
              Asset Backed Ser 2005 A (FGIC Insd)......................  5.00     06/01/38     1,021,150
  1,280     Huntington Beach Union High School District, Ser 2004 (FSA
              Insd)....................................................  5.00     08/01/26     1,329,651
  1,110     Kern County Board of Education, Refg 2006 Ser A COPs (MBIA
              Insd)....................................................  5.00     06/01/31     1,141,546
  1,100     La Quinta Financing Authority, Local Agency 2004 Ser A
              (AMBAC Insd).............................................  5.25     09/01/24     1,179,068
  1,030     Los Angeles, Ser 2004 A (MBIA Insd)........................  5.00     09/01/24     1,077,885
  1,000     Los Angeles County Metropolitan Transportation Authority
              Sales Tax Ser 2000 A (FGIC Insd).........................  4.50     07/01/29+      991,060
  1,000     Los Angeles Department of Water & Power, 2001 Ser A (FSA
              Insd)....................................................  5.25     07/01/21     1,048,440
    800     Los Angeles Municipal Improvement Corporation, Police
              Headquarters Ser 2006 -- A (FGIC Insd)...................  4.75     01/01/31       804,976
  1,000     Los Angeles Unified School District Election 2005 Ser E
              (FSA Insd)...............................................  5.00     07/01/13       590,733
    550     Los Angeles Wastewater Refg Ser 2003 B (FSA Insd)..........  5.00     06/01/22     1,048,540
  1,000     Metropolitan Water District of Southern California, 2003
              Ser B-2 (FGIC Insd)......................................  5.00     10/01/27     1,040,850
  1,000     Oxnard Financing Authority, Wastewater 2004 Ser A (FGIC
              Insd)....................................................  5.00     06/01/29     1,033,650
  1,000     Rancho Mirage Redevelopment Agency, Ser 2003 A (MBIA
              Insd)....................................................  5.00     04/01/33     1,019,670
  1,000     Sacramento County Sanitation District's Financing
              Authority, Ser 2006 (FGIC Insd)..........................  5.00     12/01/28     1,046,470
    180     Sacramento Financing Authority, 1999 Solid Waste &
              Redevelopment (AMBAC Insd)...............................  5.75     12/01/22       190,661

                       See Notes to Financial Statements

Morgan Stanley Insured California Municipal Securities
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2007 continued

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE        VALUE
---------------------------------------------------------------------------------------------------------
 $2,000     Sacramento Financing Authority, Water & Capital Improvement
              2001 Ser A (AMBAC Insd)..................................  5.00 %   12/01/26+  $ 2,106,700
  1,000     San Diego County Water Authority, Ser 2004 A COPs (FSA
              Insd)....................................................  5.00     05/01/29     1,028,640
  1,000     San Francisco City & County, City Buildings Ser 2007 A COPs
              (FGIC Insd)..............................................  4.50     09/01/37       956,440
    340     San Francisco City & County, Laguna Honda Hospital RITES PA
              1387 (FSA Insd)..........................................  7.285++  06/15/30       386,770
  2,000     San Francisco Public Utilities Commission, Water Refg Ser A
              2001 (FSA Insd)..........................................  5.00     11/01/31     2,041,740
  1,000     San Jose, Airport Ser 2001 A (FGIC Insd)...................  5.00     03/01/25     1,032,440
  1,000     Simi Valley Public Financing Authority, Ser 2004 COPs
              (AMBAC Insd).............................................  5.00     09/01/30     1,025,230
  1,000     Southern California Public Power Authority, Transmission
              Refg Ser 2002 A (FSA Insd)...............................  5.25     07/01/18     1,062,960
  1,000     University of California, Ser 2007-J (FSA Insd)............  4.50     05/15/31       982,170
  1,000     University of California, Ser 2007-J (FSA Insd)............  4.50     05/15/35       973,030
  1,000     University of California Regents Ser 2007 A (MBIA Insd)....  4.50     05/15/37       962,810
  1,000     University of California, Limited Projects Ser 2005 B (FSA
              Insd)....................................................  5.00     05/15/30     1,034,040
  1,000     Upland School District, Election 2000 Ser 2001 B (FSA
              Insd)....................................................  5.125    08/01/25     1,056,690
    675     Val Verde Unified School District, School of Construction
              COPs Ser 2005 B (FGIC Insd)..............................  5.00     01/01/30       692,732
  1,375     Washington Unified School District, Election 2004 Ser A
              (FGIC Insd)..............................................  5.00     08/01/22     1,443,489
  1,000     Yucaipa Valley Water District, Ser 2004 A COPs (MBIA
              Insd)....................................................  5.25     09/01/24     1,054,160
                                                                                             -----------
                                                                                              47,291,976
                                                                                             -----------
            Puerto Rico (2.1%)
  1,000     Puerto Rico Infrastructure Financing Authority, 2000 Ser A
              (ETM)#...................................................  5.50     10/01/32     1,056,150
                                                                                             -----------
            Total Tax-Exempt Municipal Bonds (Cost $46,882,352)...........................    48,348,126
                                                                                             -----------
            Short-Term Tax-Exempt Municipal Bonds (4.5%)
            California
    900     Adelanto Public Utility Authority, Ser 2005 A (AMBAC Insd)
              (Demand 11/01/07)........................................  3.46*    11/01/34       900,000

8
                       See Notes to Financial Statements

Morgan Stanley Insured California Municipal Securities
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2007 continued

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE        VALUE
---------------------------------------------------------------------------------------------------------
 $1,400     California Infrastructure & Economic Development Bank,
              (Demand 11/01/07)........................................  3.35*%   07/01/36   $ 1,400,000
                                                                                             -----------
            Total Short-Term Tax-Exempt Municipal Bonds (Cost $2,300,000).................     2,300,000
                                                                                             -----------

            Total Investments (Cost $49,182,352) (a)(b)........................    98.8%     50,648,126
            Other Assets in Excess of Liabilities..............................     1.2         634,282
                                                                                  -----     -----------
            Net Assets Applicable to Common Shareholders.......................   100.0%    $51,282,408
                                                                                  =====     ===========

---------------------

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

 AMT   Alternative Minimum Tax.
COPs   Certificates of Participation.
 ETM   Escrowed to Maturity.
RITES  Residual Interest Tax-Exempt Securities.
 ++    Current coupon rate for inverse floating rate municipal
       obligation (See Note 8). This rate resets periodically as
       the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a value of $386,770 which represents 0.8% of net assets applicable to common shareholders.
  +    Prerefunded to call date shown.
  *    Current coupon of variable rate demand obligation.
  #    A portion of this security has been physically segregated in connection with open futures contracts in the amount of
       $95,080.
 (a)   Securities have been designated as collateral in an amount equal to $28,154,654 in connection with open futures
       contracts.
 (b)   The aggregate cost for federal income tax purposes is
       $49,171,496. The aggregate gross unrealized appreciation is
       $1,673,304 and the aggregate gross unrealized depreciation is $196,674, resulting in net unrealized appreciation of
       $1,476,630.

Bond Insurance:
---------------
AMBAC  AMBAC Assurance Corporation.
FGIC   Financial Guaranty Insurance Company.
 FSA   Financial Security Assurance Inc.
MBIA   Municipal Bond Investors Assurance Corporation.

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Insured California Municipal Securities
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2007 continued

FUTURES CONTRACTS OPEN AT OCTOBER 31, 2007:

                                                                                     UNREALIZED
NUMBER OF                   DESCRIPTION, DELIVERY           UNDERLYING FACE         APPRECIATION
CONTRACTS   LONG/SHORT          MONTH AND YEAR              AMOUNT AT VALUE        (DEPRECIATION)
-------------------------------------------------------------------------------------------------
   96          Long      U.S. Treasury Notes 10 Year,         $ 10,561,500            $(29,326)
                                December 2007
   42          Long      U.S. Treasury Notes 20 Year,            4,728,938               5,697
                                December 2007
   18          Short     U.S. Treasury Notes 5 Year,            (1,932,188)              7,544
                                December 2007
   53          Short     U.S. Treasury Notes 2 Year,           (10,976,797)             19,323
                                December 2007
                                                                                      --------
                         Net unrealized appreciation............................      $  3,238
                                                                                      ========

10
                       See Notes to Financial Statements

Morgan Stanley Insured California Municipal Securities
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
October 31, 2007

Assets:
Investments in securities, at value
  (cost $49,182,352)........................................  $50,648,126
Cash........................................................       31,194
Interest receivable.........................................      743,565
Prepaid expenses and other assets...........................        5,546
                                                              -----------
    Total Assets............................................   51,428,431
                                                              -----------
Liabilities:
Payable for:
    Variation margin........................................       70,768
    Investment advisory fee.................................       12,576
    Administration fee......................................        3,726
    Common shares of beneficial interest repurchased........        1,413
    Transfer agent fee......................................          758
Accrued expenses and other payables.........................       56,782
                                                              -----------
    Total Liabilities.......................................      146,023
                                                              -----------
Preferred shares of beneficial interest (1,000,000 shares
  non-participating $.01 par value,
  none issued)..............................................      --
                                                              -----------
    Net Assets Applicable to Common Shareholders............  $51,282,408
                                                              ===========
Composition of Net Assets Applicable to Common Shareholders:
Common shares of beneficial interest (unlimited shares
  authorized of $.01 par value, 3,450,072 shares
  outstanding)..............................................  $49,031,475
Net unrealized appreciation.................................    1,469,012
Accumulated undistributed net investment income.............      403,688
Accumulated undistributed net realized gain.................      378,233
                                                              -----------
    Net Assets Applicable to Common Shareholders............  $51,282,408
                                                              ===========
Net Asset Value Per Common Share
($51,282,408 divided by 3,450,072 common shares
outstanding)................................................       $14.86
                                                              ===========

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Insured California Municipal Securities
FINANCIAL STATEMENTS continued

Statement of Operations
For the year ended October 31, 2007

Net Investment Income:
Interest Income.............................................  $ 2,490,370
                                                              -----------
Expenses
Investment advisory fee.....................................      140,408
Interest and residual trust expenses........................       74,625
Professional fees...........................................       61,554
Administration fee..........................................       41,602
Shareholder reports and notices.............................       30,178
Registration fees...........................................       20,435
Transfer agent fees and expenses............................        4,401
Trustees' fees and expenses.................................        1,448
Custodian fees..............................................        5,241
Other.......................................................       15,078
                                                              -----------
    Total Expenses..........................................      394,970
Less: expense offset........................................       (4,976)
                                                              -----------
    Net Expenses............................................      389,994
                                                              -----------
    Net Investment Income...................................    2,100,376
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investment..................................................      341,247
Futures contracts...........................................      (17,960)
Swap contract...............................................       34,111
                                                              -----------
    Net Realized Gain.......................................      357,398
                                                              -----------
Net Change in Unrealized Appreciation/Depreciation on:
Investments.................................................   (1,295,537)
Futures contracts...........................................       45,485
                                                              -----------
    Net Change in Unrealized Appreciation/Depreciation......   (1,250,052)
                                                              -----------
    Net Loss................................................     (892,654)
                                                              -----------
Net Increase................................................  $ 1,207,722
                                                              ===========

12
                       See Notes to Financial Statements

Morgan Stanley Insured California Municipal Securities
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                FOR THE YEAR       FOR THE YEAR
                                                                   ENDED              ENDED
                                                              OCTOBER 31, 2007   OCTOBER 31, 2006
                                                              ----------------   ----------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................    $ 2,100,376        $ 2,151,031
Net realized gain...........................................        357,398            290,993
Net change in unrealized appreciation/depreciation..........     (1,250,052)           743,034
                                                                -----------        -----------
    Net Increase............................................      1,207,722          3,185,058
                                                                -----------        -----------
Dividends and Distributions to Common Shareholders from:
Net investment income.......................................     (2,092,309)        (2,171,173)
Net realized gain...........................................       (142,684)        (1,228,286)
                                                                -----------        -----------
    Total Dividends and Distributions.......................     (2,234,993)        (3,399,459)
                                                                -----------        -----------

Decrease from transactions in common shares of beneficial
  interest..................................................       (561,984)        (1,327,215)
                                                                -----------        -----------
    Net Decrease............................................     (1,589,255)        (1,541,616)
Net Assets Applicable to Common Shareholders:
Beginning of period.........................................     52,871,663         54,413,279
                                                                -----------        -----------
End of Period
(Including accumulated undistributed net investment income
of $403,688 and $374,219, respectively).....................    $51,282,408        $52,871,663
                                                                ===========        ===========

                       See Notes to Financial Statements

Morgan Stanley Insured California Municipal Securities
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2007

1. Organization and Accounting Policies

Morgan Stanley Insured California Municipal Securities (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from both federal and California income taxes. The Trust was organized as a Massachusetts business trust on October 14, 1993 and commenced operations on February 28, 1994.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Trust is required to pledge to the broker cash, U.S. Government

Morgan Stanley Insured California Municipal Securities
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2007 continued

securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Trust as unrealized gains and losses. Upon closing of the contract, the Trust realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Floating Rate Note Obligations Related to Securities Held -- The Trust enters into transactions in which it transfers to Dealer Trusts ("Dealer Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust's investment assets, and the related floating rate notes reflected as Trust liabilities under the caption "floating rate note obligations" on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption "Interest Income" and records the expenses related to floating rate note obligations and any administrative expenses of the Dealer Trusts under the caption "Interest and residual trust expenses" in the Trust's Statement of Operations. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. As of and for the year ended October 31, 2007, the Trust did not hold any floating rate note obligations.

E. Interest Rate Swaps -- Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations.

F. Federal Income Tax Policy -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its

Morgan Stanley Insured California Municipal Securities
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2007 continued

taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Trust pays an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.27% to the Trust's weekly total net assets.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Trust pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.08% to the Trust's weekly total net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Trust.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2007 aggregated $9,781,385 and $10,975,420, respectively. Included in the aforementioned transactions are purchases with another Morgan Stanley fund of $414,600.

Effective September 28, 2007, the transfer agent services previously provided to the Trust by Morgan Stanley Trust was assumed by Computershare Trust Company, N.A. (the "Transfer Agent").

The Trust has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and

Morgan Stanley Insured California Municipal Securities
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2007 continued

distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Trust.

4. Preferred Shares of Beneficial Interest

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The preferred shares have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Upon issuance, the Trust will be subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

As of October 31, 2007, there were no preferred shares outstanding.

5. Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

                                                                                        CAPITAL
                                                                                        PAID IN
                                                                                       EXCESS OF
                                                               SHARES     PAR VALUE    PAR VALUE
                                                              ---------   ---------   -----------
Balance, October 31, 2005...................................  3,586,372    $35,864    $50,884,810
Treasury shares purchased and retired (weighted average
  discount 7.81%)*..........................................    (96,400)      (964)    (1,326,251)
                                                              ---------    -------    -----------
Balance, October 31, 2006...................................  3,489,972     34,900     49,558,559
Treasury shares purchased and retired (weighted average
  discount 5.59%)*..........................................    (39,900)      (399)      (561,585)
                                                              ---------    -------    -----------
Balance, October 31, 2007...................................  3,450,072    $34,501    $48,996,974
                                                              =========    =======    ===========

---------------------
   * The Trustees have voted to retire the shares purchased.

Morgan Stanley Insured California Municipal Securities
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2007 continued

6. Dividends to Common Shareholders

On September 25, 2007, the Trust declared the following dividends from net investment income:

 AMOUNT         RECORD            PAYABLE
PER SHARE        DATE              DATE
---------  ----------------  -----------------
 $0.0525   November 9, 2007  November 23, 2007
 $0.0525   December 7, 2007  December 21, 2007

7. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Trust with the transfer agent and custodian.

8. Purposes of and Risks Relating to Certain Financial Instruments

The Trust may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a Dealer Trusts in exchange for cash and residual interest in the Dealer Trust. These investments are typically used by the Trust in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Trust to greater risk and increased costs. Leverage may cause the Trust's net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Trust's portfolio securities. The use of leverage may also cause the Trust to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

To hedge against adverse interest rate changes, the Trust may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Trust may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Trust expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Trust may also enter into these transactions to protect against any increase in the

Morgan Stanley Insured California Municipal Securities
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2007 continued

price of securities the Trust anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

9. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                                FOR THE YEAR       FOR THE YEAR
                                                                   ENDED              ENDED
                                                              OCTOBER 31, 2007   OCTOBER 31, 2006
                                                              ----------------   ----------------
Tax-exempt income...........................................     $2,092,309         $2,122,683
Ordinary income.............................................       --                  134,039
Long-term capital gains.....................................        142,684          1,142,737
                                                                 ----------         ----------
Total distributions.........................................     $2,234,993         $3,399,459
                                                                 ==========         ==========

As of October 31, 2007, the tax-basis components of accumulated earnings were as follows:

Undistributed tax-exempt income.............................     $  318,948
Undistributed ordinary income...............................         74,178
Undistributed long-term gains...............................        381,487
                                                                 ----------
Net accumulated earnings....................................        774,613
Temporary differences.......................................           (310)
Net unrealized appreciation.................................      1,476,630
                                                                 ----------
Total accumulated earnings..................................     $2,250,933
                                                                 ==========

As of October 31, 2007, the Trust had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities and mark-to-market of open futures contracts.

Morgan Stanley Insured California Municipal Securities
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2007 continued

Permanent differences, due to tax adjustments on debt securities sold by the Trust, resulted in the following reclassifications among the Trust's components of net assets at October 31, 2007:

                          ACCUMULATED                 ACCUMULATED
                         UNDISTRIBUTED               UNDISTRIBUTED
                         NET INVESTMENT               NET REALIZED
                             INCOME                       GAIN                   PAID-IN-CAPITAL
                         --------------              --------------              ---------------
                            $21,402                     $(21,402)                    --
                            =======                     ========                     =======

10. Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The impact to the Trust's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Trust's financial statement disclosures.

Morgan Stanley Insured California Municipal Securities
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                                                         FOR THE YEAR ENDED OCTOBER 31,
                                                        ----------------------------------------------------------------
                                                          2007          2006          2005          2004          2003
                                                        --------      --------      --------      --------      --------

Selected Per Share Data:
Net asset value, beginning of period..................   $15.15        $15.17        $15.35        $15.24        $15.56
                                                         ------        ------        ------        ------        ------
Income (loss) from investment operations:
    Net investment income*............................     0.60          0.59          0.62          0.66          0.67
    Net realized and unrealized gain (loss)...........    (0.26)         0.32         (0.05)         0.25         (0.07)
                                                         ------        ------        ------        ------        ------
Total income from investment operations...............     0.34          0.91          0.57          0.91          0.60
                                                         ------        ------        ------        ------        ------
Less dividends and distributions from:
    Net investment income.............................    (0.60)        (0.61)        (0.66)        (0.63)        (0.71)
    Net realized gain.................................    (0.04)        (0.35)        (0.13)        (0.20)        (0.25)
                                                         ------        ------        ------        ------        ------
Total dividends and distributions.....................    (0.64)        (0.96)        (0.79)        (0.83)        (0.96)
                                                         ------        ------        ------        ------        ------
Anti-dilutive effect of acquiring treasury shares*....     0.01          0.03          0.04          0.03          0.04
                                                         ------        ------        ------        ------        ------
Net asset value, end of period........................   $14.86        $15.15        $15.17        $15.35        $15.24
                                                         ======        ======        ======        ======        ======
Market value, end of period...........................   $14.19        $14.06        $13.99        $13.96        $13.83
                                                         ======        ======        ======        ======        ======
Total Return+.........................................     5.54%         7.68%         5.96%         7.19%         4.57%
Ratios to Average Net Assets:
Total expenses (before expense offset)................     0.76%(1)      0.61%(1)      0.62%(1)      0.58%(1)      0.55%(1)
Total expenses (before expense offset, exclusive of
 interest
 and residual trust expenses).........................     0.62%(1)      0.61%(1)      0.62%(1)      0.58%(1)      0.55%(1)
Net investment income.................................     4.05%         4.07%         4.09%         4.37%         4.50%
Supplemental Data:
Net assets, end of period, in thousands...............  $51,282       $52,872       $54,413       $56,955       $57,923
Portfolio turnover rate...............................       19%            5%           26%           31%           31%

---------------------

     * The per share amounts were computed using an average number of shares outstanding during the period.
     + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Does not reflect the effect of expense offset of 0.01%.

                       See Notes to Financial Statements

Morgan Stanley Insured California Municipal Securities
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Morgan Stanley Insured California Municipal Securities:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Insured California Municipal Securities (the "Trust"), including the portfolio of investments, as of October 31, 2007, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Insured California Municipal Securities as of October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
December 24, 2007

Morgan Stanley Insured California Municipal Securities
SHAREHOLDER VOTING RESULTS (UNAUDITED)

On June 19, 2007, an annual meeting of the Trust's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Trustees by all Shareholders:

                                                              ----------------------------------------------
                                                                 FOR              WITHHELD           ABSTAIN
                                                              ----------------------------------------------
Michael F. Klein............................................  3,202,667            96,703                 0
Michael E. Nugent...........................................  3,203,334            96,036                 0
W. Allen Reed...............................................  3,203,334            96,036                 0

Morgan Stanley Insured California Municipal Securities
PORTFOLIO MANAGEMENT/REVISED INVESTMENT POLICY/ADDITIONAL INFORMATION
(UNAUDITED)

Portfolio Management

As of the date of this report, the Trust is managed within the Morgan Stanley Municipals team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Trust's portfolio are Steven K. Kreider and Neil Stone, each a Managing Director of the Investment Adviser.

Revised Investment Policy

To the extent permitted by applicable law and the Trust's investment objectives, policies, and restrictions, the Trust may invest all or some of its short-term cash investments in any money market fund advised or managed by the Investment Adviser or its affiliates. In connection with any such investments, the Trust, to the extent permitted by the Investment Company Act, will pay its share of all expenses (other than advisory and administrative fees) of a money market fund in which it invests which may result in the Trust bearing some additional expenses.

The Board of Trustees Approved a Clarification in the Investment Policies Discussed Below

The Trust may invest in put and call options and futures on its portfolio securities. The Trust may use options and futures to protect against a decline in the Trust's securities or an increase in prices of securities that may be purchased or to adjust the Trust's yield curve exposure.

If the Trust invests in options and/or futures, its participation in these markets would subject the Trust's portfolio to certain risks. If the Investment Adviser's predictions of movements in the direction of the markets are inaccurate, the adverse consequences to the Trust (e.g., a reduction in the Trust's net asset value or a reduction in the amount of income available for distribution) may leave the Trust in a worse position than if these strategies were not used. Other risks inherent in the use of options and futures include, for example, the possible imperfect correlation between the price of options and futures contracts and movements in the prices of the securities being hedged. With respect to futures contracts, this correlation may be further distorted since the futures contracts that are being used to hedge are not based on municipal obligations. There is also the possibility of an absence of a liquid secondary market for any particular instrument. Certain options may be over-the-counter options which are options negotiated with dealers; there is no secondary market for these investments and therefore may be difficult to value. If the Trust uses an option or futures transaction as an alternative to purchasing or selling an underlying instrument in order to obtain desired exposure, the Trust will be exposed to the same risks as are incurred in purchasing and selling the underlying instrument directly.

Morgan Stanley Insured California Municipal Securities
PORTFOLIO MANAGEMENT/REVISED INVESTMENT POLICY/ADDITIONAL INFORMATION (UNAUDITED) continued

Additional Information

In January 2006, the Kentucky Court of Appeals held in Davis v. Dept. of Revenue, that a provision in Kentucky law which exempts from taxation interest earned on municipal obligations of Kentucky or its political subdivisions, but taxes such income when it is derived from non-Kentucky municipal obligations violates the Commerce Clause of the United States Constitution. Upon a petition filed by the Kentucky Department of Revenue, the United States Supreme Court has agreed to review the decision of the Kentucky Court of Appeals. If the Supreme Court upholds the decision of the Kentucky Court of Appeals, any state that makes a distinction between the tax treatment of interest on an in-state municipal obligation and an out-of-state municipal obligation would most likely be required to accord all municipal obligations equal tax treatment by requiring that the state either (1) tax all municipal obligation interest or (2) exempt all such interest from taxation. Such an outcome may have a material impact on any investment company that invests substantially or exclusively in municipal obligations of a single state, such as the Trust. There may be an adverse impact on the prices of the municipal obligations held by the Trust, which in turn may affect the Trust's net asset value. There also may be unfavorable changes to the state tax treatment of the dividend interest paid by the Trust. It is expected that a decision by the Supreme Court will most likely occur sometime in mid-2008. While the outcome of this matter cannot be predicted, it should be noted the Federal tax-exempt status of the Trust's municipal obligations will not be affected.

Morgan Stanley Insured California Municipal Securities
DIVIDEND REINVESTMENT PLAN (UNAUDITED)

The dividend reinvestment plan (the "Plan") offers you a prompt and simple way to reinvest your dividends and capital gains distributions into additional shares of the Trust. Under the Plan, the money you earn from dividends and capital gains distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

PLAN BENEFITS

- ADD TO YOUR ACCOUNT

You may increase your shares in the Trust easily and automatically with the Plan.

- LOW TRANSACTION COSTS

Transaction costs are low because the new shares are bought in blocks and brokerage commission, is shared among all participants.

- CONVENIENCE

You will receive a detailed account statement from Computershare Trust Company, N.A., which administers the Plan, whenever shares are reinvested for you. The statement shows your total distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account via the Internet. To do this, please go to morganstanley.com.

- SAFEKEEPING

Computershare Trust Company, N.A. will hold the shares it has acquired for you in safekeeping.

HOW TO PARTICIPATE IN THE PLAN

If you own shares in your own name, you can participate directly in the Plan. If your shares are held in "street name" -- in the name of your brokerage firm, bank, or other financial institution -- you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

If you choose to participate in the Plan, whenever the Trust declares dividend and capital gains distributions, it will be invested in additional shares of your Trust that are purchased in the open market.

HOW TO ENROLL

To enroll in the Plan, please read the Terms and Conditions in the Plan brochure. You can obtain a copy of the Plan Brochure and enroll in the Plan by visiting morganstanley.com, calling toll-free (888) 421-4015 or notifying us in writing at Morgan Stanley Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next dividend or capital gains

Morgan Stanley Insured California Municipal Securities
DIVIDEND REINVESTMENT PLAN (UNAUDITED) continued

distribution payable after Computershare Trust Company, N.A. receives your authorization, as long as they receive it before the "record date," which is generally ten business days before the dividend is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following dividend or distribution.

COSTS OF THE PLAN

There is no direct charge to you for reinvesting dividends and capital gains distributions because the Plan's fees are paid by the Trust. However, when applicable, you will pay your portion of any brokerage commissions incurred when the new shares are purchased on the open market. These brokerage commissions are typically less than the standard brokerage charges for individual transactions, because shares are purchased for all participants in blocks, resulting in lower commissions for each individual participant. Any brokerage commissions or service fees are averaged into the purchase price.

TAX IMPLICATIONS

The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax that may be due on dividends or distributions. You will receive tax information annually to help you prepare your federal and state income tax returns.

Morgan Stanley does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used by any taxpayer, for avoiding penalties that may be imposed on the taxpayer under U.S. federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax advisor for information concerning their individual situation.
HOW TO WITHDRAW FROM THE PLAN

To withdraw from the Plan please visit morganstanley.com or call (888) 421-4015 or notify us in writing at the address below.

Morgan Stanley Closed-End Funds

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

All shareholders listed on the account must sign any written withdrawal instructions. If you withdraw, you have three options with regard to the shares held in your account:

1. If you opt to continue to hold your non-certificated shares, they will be held by Computershare Trust Company N.A.

2. If you opt to sell your shares through Morgan Stanley, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting brokerage commissions.

Morgan Stanley Insured California Municipal Securities
DIVIDEND REINVESTMENT PLAN (UNAUDITED) continued

3. You may sell your shares through your financial advisor through the Direct Registration Systems ("DRS"). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a stock certificate.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan. Participants will receive written notice at least 30 days before the effective date of any amendment. In the case of termination, Participants will receive written notice at least 30 days before the record date for the payment of any dividend or capital gains distribution by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

TO OBTAIN A COMPLETE COPY OF THE DIVIDEND REINVESTMENT PLAN, PLEASE CALL OUR CLIENT RELATIONS DEPARTMENT AT 888-421-4015 OR VISIT MORGANSTANLEY.COM.

Morgan Stanley Insured California Municipal Securities
MORGAN STANLEY ADVISOR CLOSED END FUNDS
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor closed end funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

FOR EXAMPLE:

- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service

Morgan Stanley Insured California Municipal Securities
MORGAN STANLEY ADVISOR CLOSED END FUNDS
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

  preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Morgan Stanley Insured California Municipal Securities
TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

Independent Trustees:

                                                                                                        Number of
                                                                                                      Portfolios in
                                                                                                      Fund Complex
                                         Position(s)  Term of Office                                   Overseen by
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Independent
          Independent Trustee            Registrant    Time Served*            Past 5 Years             Trustee**
---------------------------------------  -----------  --------------  ------------------------------  -------------
Frank L. Bowman (62)                     Trustee      Since August    President and Chief Executive        171
c/o Kramer Levin Naftalis & Frankel LLP               2006            Officer, Nuclear Energy
Counsel to the Independent Trustees                                   Institute (policy
1177 Avenue of the Americas                                           organization) (since February
New York, NY 10036                                                    2005); Director or Trustee of
                                                                      various Retail Funds and
                                                                      Institutional Funds (since
                                                                      August 2006); Chairperson of
                                                                      the Insurance Sub-Committee of
                                                                      the Valuation, Insurance and
                                                                      Compliance Committee (since
                                                                      February 2007); formerly,
                                                                      variously, Admiral in the U.S.
                                                                      Navy, Director of Naval
                                                                      Nuclear Propulsion Program and
                                                                      Deputy Administrator-Naval
                                                                      Reactors in the National
                                                                      Nuclear Security
                                                                      Administration at the U.S.
                                                                      Department of Energy (1996-
                                                                      2004). Honorary Knight
                                                                      Commander of the Most
                                                                      Excellent Order of the British
                                                                      Empire.


Michael Bozic (66)                       Trustee      Since April     Private investor; Chairperson        173
c/o Kramer Levin Naftalis & Frankel LLP               1994            of the Valuation, Insurance
Counsel to the Independent Trustees                                   and Compliance Committee
1177 Avenue of the Americas                                           (since October 2006); Director
New York, NY 10036                                                    or Trustee of the Retail Funds
                                                                      (since April 1994) and the
                                                                      Institutional Funds (since
                                                                      July 2003); formerly,
                                                                      Chairperson of the Insurance
                                                                      Committee (July 2006-
                                                                      September 2006); Vice Chairman
                                                                      of Kmart Corporation (December
                                                                      1998-October 2000), Chairman
                                                                      and Chief Executive Officer of
                                                                      Levitz Furniture Corporation
                                                                      (November 1995-November 1998)
                                                                      and President and Chief
                                                                      Executive Officer of Hills
                                                                      Department Stores (May
                                                                      1991-July 1995); variously
                                                                      Chairman, Chief Executive
                                                                      Officer, President and Chief
                                                                      Operating Officer (1987-1991)
                                                                      of the Sears Merchandise Group
                                                                      of Sears, Roebuck & Co.


       Name, Age and Address of           Other Directorships Held by
          Independent Trustee                 Independent Trustee
---------------------------------------  -----------------------------
Frank L. Bowman (62)                     Director of the National
c/o Kramer Levin Naftalis & Frankel LLP  Energy Foundation, the U.S.
Counsel to the Independent Trustees      Energy Association, the
1177 Avenue of the Americas              American Council for Capital
New York, NY 10036                       Formation and the Armed
                                         Services YMCA of the USA.

Michael Bozic (66)                       Director of various business
c/o Kramer Levin Naftalis & Frankel LLP  organizations.
Counsel to the Independent Trustees
1177 Avenue of the Americas
New York, NY 10036

Morgan Stanley Insured California Municipal Securities
TRUSTEE AND OFFICER INFORMATION (UNAUDITED) continued

                                                                                                        Number of
                                                                                                      Portfolios in
                                                                                                      Fund Complex
                                         Position(s)  Term of Office                                   Overseen by
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Independent
          Independent Trustee            Registrant    Time Served*            Past 5 Years             Trustee**
---------------------------------------  -----------  --------------  ------------------------------  -------------


Kathleen A. Dennis (54)                  Trustee      Since August    President, Cedarwood                 171
c/o Kramer Levin Naftalis & Frankel LLP               2006            Associates (mutual fund
Counsel to the Independent Trustees                                   consulting) (since July 2006);
1177 Avenue of the Americas                                           Chairperson of the Money
New York, NY 10036                                                    Market and Alternatives Sub-
                                                                      Committee of the Investment
                                                                      Committee (since October 2006)
                                                                      and Director or Trustee of
                                                                      various Retail Funds and
                                                                      Institutional Funds (since
                                                                      August 2006); formerly, Senior
                                                                      Managing Director of Victory
                                                                      Capital Management (1993-
                                                                      2006).


Dr. Manuel H. Johnson (58)               Trustee      Since July      Senior Partner, Johnson Smick        173
c/o Johnson Smick Group, Inc.                         1991            International, Inc.
888 16th Street, N.W.                                                 (consulting firm); Chairperson
Suite 740                                                             of the Investment Committee
Washington, D.C. 20006                                                (since October 2006) and
                                                                      Director or Trustee of the
                                                                      Retail Funds (since July 1991)
                                                                      and the Institutional Funds
                                                                      (since July 2003); Co-Chairman
                                                                      and a founder of the Group of
                                                                      Seven Council (G7C)
                                                                      (international economic
                                                                      commission); formerly,
                                                                      Chairperson of the Audit
                                                                      Committee (July 1991-
                                                                      September 2006); Vice Chairman
                                                                      of the Board of Governors of
                                                                      the Federal Reserve System and
                                                                      Assistant Secretary of the
                                                                      U.S. Treasury.


       Name, Age and Address of           Other Directorships Held by
          Independent Trustee                 Independent Trustee
---------------------------------------  -----------------------------

Kathleen A. Dennis (54)                  None.
c/o Kramer Levin Naftalis & Frankel LLP
Counsel to the Independent Trustees
1177 Avenue of the Americas
New York, NY 10036

Dr. Manuel H. Johnson (58)               Director of NVR, Inc. (home
c/o Johnson Smick Group, Inc.            construction); Director of
888 16th Street, N.W.                    Evergreen Energy.
Suite 740
Washington, D.C. 20006

Morgan Stanley Insured California Municipal Securities
TRUSTEE AND OFFICER INFORMATION (UNAUDITED) continued

                                                                                                        Number of
                                                                                                      Portfolios in
                                                                                                      Fund Complex
                                         Position(s)  Term of Office                                   Overseen by
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Independent
          Independent Trustee            Registrant    Time Served*            Past 5 Years             Trustee**
---------------------------------------  -----------  --------------  ------------------------------  -------------


Joseph J. Kearns (65)                    Trustee      Since August    President, Kearns & Associates       174
c/o Kearns & Associates LLC                           1994            LLC (investment consulting);
PMB754                                                                Chairperson of the Audit
23852 Pacific Coast Highway                                           Committee (since October 2006)
Malibu, CA 90265                                                      and Director or Trustee of the
                                                                      Retail Funds (since July 2003)
                                                                      and the Institutional Funds
                                                                      (since August 1994); formerly,
                                                                      Deputy Chairperson of the
                                                                      Audit Committee (July 2003-
                                                                      September 2006) and
                                                                      Chairperson of the Audit
                                                                      Committee of the Institutional
                                                                      Funds (October 2001-July
                                                                      2003); CFO of the J. Paul
                                                                      Getty Trust.


Michael F. Klein (48)                    Trustee      Since August    Managing Director, Aetos             171
c/o Kramer Levin Naftalis & Frankel LLP               2006            Capital, LLC (since March
Counsel to the Independent Trustees                                   2000) and Co-President, Aetos
1177 Avenue of the Americas                                           Alternatives Management, LLC
New York, NY 10036                                                    (since January 2004);
                                                                      Chairperson of the
                                                                      Fixed-Income Sub-Committee of
                                                                      the Investment Committee
                                                                      (since October 2006) and
                                                                      Director or Trustee of various
                                                                      Retail Funds and Institutional
                                                                      Funds (since August 2006);
                                                                      formerly, Managing Director,
                                                                      Morgan Stanley & Co. Inc. and
                                                                      Morgan Stanley Dean Witter
                                                                      Investment Management,
                                                                      President, Morgan Stanley
                                                                      Institutional Funds (June
                                                                      1998-March 2000) and
                                                                      Principal, Morgan Stanley &
                                                                      Co. Inc. and Morgan Stanley
                                                                      Dean Witter Investment
                                                                      Management (August
                                                                      1997-December 1999).


       Name, Age and Address of           Other Directorships Held by
          Independent Trustee                 Independent Trustee
---------------------------------------  -----------------------------

Joseph J. Kearns (65)                    Director of Electro Rent
c/o Kearns & Associates LLC              Corporation (equipment
PMB754                                   leasing), The Ford Family
23852 Pacific Coast Highway              Foundation, and the UCLA
Malibu, CA 90265                         Foundation.

Michael F. Klein (48)                    Director of certain
c/o Kramer Levin Naftalis & Frankel LLP  investment funds managed or
Counsel to the Independent Trustees      sponsored by Aetos Capital,
1177 Avenue of the Americas              LLC. Director of Sanitized AG
New York, NY 10036                       and Sanitized Marketing AG
                                         (specialty chemicals).

Morgan Stanley Insured California Municipal Securities
TRUSTEE AND OFFICER INFORMATION (UNAUDITED) continued

                                                                                                        Number of
                                                                                                      Portfolios in
                                                                                                      Fund Complex
                                         Position(s)  Term of Office                                   Overseen by
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Independent
          Independent Trustee            Registrant    Time Served*            Past 5 Years             Trustee**
---------------------------------------  -----------  --------------  ------------------------------  -------------


Michael E. Nugent (71)                   Chairperson  Chairperson of  General Partner, Triumph             173
c/o Triumph Capital, L.P.                of the       the Boards      Capital, L.P. (private
445 Park Avenue                          Board and    since July      investment partnership);
New York, NY 10022                       Trustee      2006 and        Chairperson of the Boards of
                                                      Trustee since   the Retail Funds and
                                                      July 1991       Institutional Funds (since
                                                                      July 2006); Director or
                                                                      Trustee of the Retail Funds
                                                                      (since July 1991) and the
                                                                      Institutional Funds (since
                                                                      July 2001); formerly,
                                                                      Chairperson of the Insurance
                                                                      Committee (until July 2006);
                                                                      Vice President, Bankers Trust
                                                                      Company and BT Capital
                                                                      Corporation (1984-1988).


W. Allen Reed (60)                       Trustee      Since August    Chairperson of the Equity Sub-       171
c/o Kramer Levin Naftalis & Frankel LLP               2006            Committee of the Investment
Counsel to the Independent Trustees                                   Committee (since October 2006)
1177 Avenue of the Americas                                           and Director or Trustee of
New York, NY 10036                                                    various Retail Funds and
                                                                      Institutional Funds (since
                                                                      August 2006); formerly,
                                                                      President and CEO of General
                                                                      Motors Asset Management;
                                                                      Chairman and Chief Executive
                                                                      Officer of the GM Trust Bank
                                                                      and Corporate Vice President
                                                                      of General Motors Corporation
                                                                      (August 1994-December 2005).


Fergus Reid (75)                         Trustee      Since June      Chairman of Lumelite Plastics        174
c/o Lumelite Plastics Corporation                     1992            Corporation; Chairperson of
85 Charles Colman Blvd.                                               the Governance Committee and
Pawling, NY 12564                                                     Director or Trustee of the
                                                                      Retail Funds (since July 2003)
                                                                      and the Institutional Funds
                                                                      (since June 1992).


       Name, Age and Address of           Other Directorships Held by
          Independent Trustee                 Independent Trustee
---------------------------------------  -----------------------------

Michael E. Nugent (71)                   None.
c/o Triumph Capital, L.P.
445 Park Avenue
New York, NY 10022

W. Allen Reed (60)                       Director of GMAC (financial
c/o Kramer Levin Naftalis & Frankel LLP  services) and Temple-Inland
Counsel to the Independent Trustees      Industries (packaging,
1177 Avenue of the Americas              banking and forest products);
New York, NY 10036                       Director of Legg Mason, Inc.
                                         and Director of the Auburn
                                         University Foundation.

Fergus Reid (75)                         Trustee and Director of
c/o Lumelite Plastics Corporation        certain investment companies
85 Charles Colman Blvd.                  in the JPMorgan Funds complex
Pawling, NY 12564                        managed by J.P. Morgan
                                         Investment Management Inc.

Morgan Stanley Insured California Municipal Securities
TRUSTEE AND OFFICER INFORMATION (UNAUDITED) continued

Interested Trustee:

                                                                                                      Number of
                                                                                                    Portfolios in
                                                                                                    Fund Complex
                                       Position(s)  Term of Office                                   Overseen by
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During   Interested
         Interested Trustee            Registrant    Time Served*            Past 5 Years             Trustee**
-------------------------------------  -----------  --------------  ------------------------------  -------------
James F. Higgins (59)                  Trustee      Since June      Director or Trustee of the           173
c/o Morgan Stanley Trust                            2000            Retail Funds (since June 2000)
Harborside Financial Center                                         and the Institutional Funds
Plaza Two                                                           (since July 2003); Senior
Jersey City, NJ 07311                                               Advisor of Morgan Stanley
                                                                    (since August 2000).


      Name, Age and Address of          Other Directorships Held by
         Interested Trustee                  Interested Trustee
-------------------------------------  ------------------------------
James F. Higgins (59)                  Director of AXA Financial,
c/o Morgan Stanley Trust               Inc. and The Equitable Life
Harborside Financial Center            Assurance Society of the
Plaza Two                              United States (financial
Jersey City, NJ 07311                  services).

---------------------

  * This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds") or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds").
 ** The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley Insured California Municipal Securities
TRUSTEE AND OFFICER INFORMATION (UNAUDITED) continued

Executive Officers:

                                                   Term of
                                 Position(s)      Office and
  Name, Age and Address of        Held with       Length of
      Executive Officer          Registrant      Time Served*           Principal Occupation(s) During Past 5 Years
-----------------------------  ---------------  --------------  ------------------------------------------------------------
Ronald E. Robison (68)         President and    President       President (since September 2005) and Principal Executive
522 Fifth Avenue               Principal        since           Officer (since May 2003) of funds in the Fund Complex;
New York, NY 10036             Executive        September 2005  President (since September 2005) and Principal Executive
                               Officer          and Principal   Officer (since May 2003) of the Van Kampen Funds; Managing
                                                Executive       Director, Director and/or Officer of the Investment Adviser
                                                Officer since   and various entities affiliated with the Investment Adviser;
                                                May 2003        Director of Morgan Stanley SICAV (since May 2004). Formerly,
                                                                Executive Vice President (July 2003-September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and
                                                                Director of the Institutional Funds (March 2001-July 2003);
                                                                Chief Administrative Officer of the Investment Adviser;
                                                                Chief Administrative Officer of Morgan Stanley Services
                                                                Company Inc.

J. David Germany (53)          Vice President   Since February  Managing Director and (since December 2005) Chief Investment
Morgan Stanley Investment                       2006            Officer -- Global Fixed Income of Morgan Stanley Investment
Management Limited                                              Management; Managing Director and Director of Morgan Stanley
20 Bank Street                                                  Investment Management Limited; Vice President of the Retail
Canary Wharf,                                                   Funds and Institutional Funds (since February 2006).
London, England E14 4AD

Dennis F. Shea (54)            Vice President   Since February  Managing Director and (since February 2006) Chief Investment
522 Fifth Avenue                                2006            Officer -- Global Equity of Morgan Stanley Investment
New York, NY 10036                                              Management; Vice President of the Retail Funds and
                                                                Institutional Funds (since February 2006). Formerly,
                                                                Managing Director and Director of Global Equity Research at
                                                                Morgan Stanley.

Amy R. Doberman (45)           Vice President   Since July      Managing Director and General Counsel, U.S. Investment
522 Fifth Avenue                                2004            Management of Morgan Stanley Investment Management (since
New York, NY 10036                                              July 2004); Vice President of the Retail Funds and
                                                                Institutional Funds (since July 2004); Vice President of the
                                                                Van Kampen Funds (since August 2004); Secretary (since
                                                                February 2006) and Managing Director (since July 2004) of
                                                                the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and
                                                                General Counsel -- Americas, UBS Global Asset Management
                                                                (July 2000-July 2004).

Carsten Otto (43)              Chief            Since October   Managing Director and Global Head of Compliance for Morgan
522 Fifth Avenue               Compliance       2004            Stanley Investment Management (since April 2007); and Chief
New York, NY 10036             Officer                          Compliance Officer of Morgan Stanley Retail Funds and
                                                                Institutional Funds (since October 2004). Formerly, U.S.
                                                                Director of Compliance (October 2004-April 2007) and
                                                                Assistant Secretary and Assistant General Counsel of the
                                                                Retail Funds.

Stefanie V. Chang Yu (40)      Vice President   Since December  Executive Director of the Investment Adviser and various
522 Fifth Avenue                                1997            entities affiliated with the Investment Adviser; Vice
New York, NY 10036                                              President of the Retail Funds (since July 2002) and the
                                                                Institutional Funds (since December 1997). Formerly,
                                                                Secretary of various entities affiliated with the Investment
                                                                Adviser.

Morgan Stanley Insured California Municipal Securities
TRUSTEE AND OFFICER INFORMATION (UNAUDITED) continued

                                                   Term of
                                 Position(s)      Office and
  Name, Age and Address of        Held with       Length of
      Executive Officer          Registrant      Time Served*           Principal Occupation(s) During Past 5 Years
-----------------------------  ---------------  --------------  ------------------------------------------------------------
Francis J. Smith (42)          Treasurer and    Treasurer       Executive Director of the Investment Adviser and various
c/o Morgan Stanley Trust       Chief Financial  since July      entities affiliated with the Investment Adviser; Treasurer
Harborside Financial Center    Officer          2003 and Chief  and Chief Financial Officer of the Retail Funds (since July
Plaza Two                                       Financial       2003). Formerly, Vice President of the Retail Funds
Jersey City, NJ 07311                           Officer since   (September 2002 to July 2003).
                                                September 2002

Mary E. Mullin (40)            Secretary        Since June      Executive Director of the Investment Adviser and various
522 Fifth Avenue                                1999            entities affiliated with the Investment Adviser; Secretary
New York, NY 10036                                              of the Retail Funds (since July 2003) and the Institutional
                                                                Funds (since June 1999).

---------------------

* This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

In accordance with Section 303A.12(a) of the New York Exchange Listed Company Manual, the Trust's Annual CEO Certification certifying as to compliance with NYSE's Corporate Governance Listing Standards was submitted to the Exchange on August 8, 2007.

The Trust's Principal Executive Officer and Principal Financial Officer Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 were filed with the Trust's N-CSR and are available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

                      2007 FEDERAL TAX NOTICE (UNAUDITED)

         For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Trust during its taxable year ended October 31, 2007. The Trust designated 100% of its income dividends as tax-exempt income dividends. The Trust designated and paid $142,684 as a long-term capital gain distribution.

         In January, the Trust provides tax information to shareholders for the preceding calendar year.

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

COUNSEL TO THE INDEPENDENT TRUSTEES

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

(c) 2007 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Insured California
Municipal Securities

Annual Report
October 31, 2007

[MORGAN STANLEY LOGO]

ICSANN
IU07-0552OP-Y10/07

Item 2. Code of Ethics.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)

     (1)  The Trust's Code of Ethics is attached hereto as Exhibit 12 A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that Joseph J. Kearns, an "independent" Trustee, is an "audit committee financial expert" serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2007

                           REGISTRANT   COVERED ENTITIES(1)
                           ----------   -------------------
AUDIT FEES..............   $31,250              N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES...   $     -(2)      $5,041,000(2)
   TAX FEES.............   $ 5,047(3)      $  761,000(4)
   ALL OTHER FEES.......   $______         $_________
TOTAL NON-AUDIT FEES....   $ 5,047         $5,802,000
TOTAL...................   $36,297         $5,802,000

2006

                           REGISTRANT   COVERED ENTITIES(1)
                           ----------   -------------------
AUDIT FEES..............   $31,200              N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES...   $   531(2)      $5,217,590(2)
   TAX FEES.............   $ 4,900(3)      $1,472,895(4)
   ALL OTHER FEES.......   $______         $_________(5)
TOTAL NON-AUDIT FEES....   $ 5,431         $6,690,485
TOTAL...................   $36,631         $6,690,485

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

(4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

     2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8. PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

          Morgan Stanley Retail Funds
          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley & Co. Incorporated
          Morgan Stanley DW Inc.
          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited
          Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
          Van Kampen Asset Management
          Morgan Stanley Services Company, Inc.
          Morgan Stanley Distributors Inc.
          Morgan Stanley Trust FSB

          Morgan Stanley Institutional Funds
          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited
          Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
          Morgan Stanley & Co. Incorporated
          Morgan Stanley Distribution, Inc.
          Morgan Stanley AIP GP LP
          Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Trust has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6.

See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Trust invests in exclusively non-voting securities and therefore this item is not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports covering periods ending on or after December 31, 2005.

PORTFOLIO MANAGEMENT. As of the date of this report, the Fund is managed within the Morgan Stanley Municipals team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are Steven K. Kreider and Neil Stone, each a Managing Director of the Investment Adviser.

Mr. Kreider has been associated with the Investment Adviser in an investment management capacity since February 1988 and began managing the Fund in September 2007. Mr. Stone has been associated with the Investment Adviser in an investment management capacity since March 1995 and began managing the Fund in September 2007.

The composition of the team may change from time to time.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS

The following information is as of October 31, 2007:

Steven K. Kreider managed 45 registered investment companies with a total of approximately $35.3 billion in assets; no pooled investment vehicles other than registered investment companies; and 68 other accounts (which include separate accounts managed under certain "wrap fee programs") with a total of approximately $12.9 billion in assets. Of these other accounts, 3 accounts with a total of approximately $1.0 billion in assets had performance-based fees.

Neil Stone managed 19 registered investment companies with a total of approximately $7.8 billion in assets; no pooled investment vehicles other than registered investment companies; and 18 other accounts (which include separate accounts managed under certain "wrap fee programs") with a total of approximately $4.5 billion in assets.

Because the portfolio managers manage assets for other investment companies, pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Investment Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. In addition, a conflict of interest could exist to the extent the Investment Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Investment Adviser's employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Investment Adviser manages accounts that engage in short sales of securities of the type in which the Fund invests, the Investment Adviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Investment Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

     Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio managers.

     BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser.

     DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

     Discretionary compensation can include:

          -    Cash Bonus.

          - Morgan Stanley's Long Term Incentive Compensation awards - a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.

          - Investment Management Alignment Plan (IMAP) awards - a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of the IMAP deferral into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund.

          - Voluntary Deferred Compensation Plans - voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment funds, including funds advised by the Investment Adviser or its affiliates; and/or (2) in Morgan Stanley stock units.

     Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

          - Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's/account's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

          - Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

          -    Contribution to the business objectives of the Investment
               Adviser.

          -    The dollar amount of assets managed by the portfolio manager.

          -    Market compensation survey research by independent third parties.

          - Other qualitative factors, such as contributions to client objectives.

          - Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS

     As of October 31, 2007, the portfolio managers did not own any shares of the Fund.

Item 9. Closed-End Fund Repurchases

                    REGISTRANT PURCHASE OF EQUITY SECURITIES

                                                                                      (d) Maximum Number (or
                                                               (c) Total Number of      Approximate Dollar
                                                                Shares (or Units)      Value) of Shares (or
                (a) Total Number of                            Purchased as Part of   Units) that May Yet Be
                 Shares (or Units)    (b) Average Price Paid    Publicly Announced      Purchased Under the
    Period           Purchased          per Share (or Unit)     Plans or Programs        Plans or Programs
    ------      -------------------   ----------------------   --------------------   ----------------------
November 1---
November 30             8,400                 14.1696                   N/A                     N/A
December 1
December 31             6,000                 14.1604                   N/A                     N/A
January 1
January 31              2,100                 14.3547                   N/A                     N/A
February 1
February 28                                                             N/A                     N/A
March 1
March 31                                                                N/A                     N/A
April 1
April 30                                                                N/A                     N/A
May 1
May 31                                                                  N/A                     N/A
June 1
June 30                 1,600                 13.8762                   N/A                     N/A
July 1
July 31                 3,300                 13.8936                   N/A                     N/A
August 1
August 31               4,600                 13.9244                   N/A                     N/A
September 1
September 30            6,500                 14.0426                   N/A                     N/A
October 1
October 31              7,400                 14.0700                   N/A                     N/A
Total                  39,900                 14.0614                   N/A                     N/A

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured California Municipal Securities


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 20, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 20, 2007


/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 20, 2007